Cover	12 Months Ended
Dec. 31, 2024 ¥ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-42291
Entity Registrant Name	BingEx Limited
Entity Central Index Key	0001858724
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 6
Entity Address, Address Line Two	Zhongguancun Dongsheng International Science Park
Entity Address, Address Line Three	No.1 Yongtaizhuang North Road
Entity Address, City or Town	Haidian District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100192
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	213,389,729
Entity Listing, Par Value Per Share | ¥ / shares	¥ 0.0001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1186
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of BingEx Limited and subsidiaries (the Company) as of December 31, 2023 and 2024, the related consolidated statements of comprehensive income (loss), changes in shareholders’ equity (deficit), and cash flows for each of the years in the three-year period ended December 31, 2024, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2024, in conformity with U.S. generally accepted accounting principles.
Auditor Name	KPMG Huazhen LLP
Auditor Location	Beijing, China
American Depositary Shares Each Representing Three Class Ordinary Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares, each representing three Class A ordinary shares
Trading Symbol	FLX
Security Exchange Name	NASDAQ
Class Ordinary Share Par Value Us 0. 0001 Per Share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary share, par value US$0.0001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Building 6
Entity Address, Address Line Two	Zhongguancun Dongsheng International Science Park
Entity Address, Address Line Three	No.1 Yongtaizhuang North Road
Entity Address, City or Town	Haidian District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100192
City Area Code	+86
Local Phone Number	(10) 6292-3966
Contact Personnel Name	Le Tang